Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Major Components of Other Assets and Liabilities [Table Text Block]

	2018	2019
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,017,194	¥1,141,075
Other	1,190,885	1,394,794
Investments in equity method investees	2,219,196	2,487,389
Prepaid benefit cost (Note 13)	884,979	839,757
Cash collateral pledged for derivative transactions (Note 8)	1,473,109	1,276,897
Cash collateral for the use of Bank of Japan’s settlement infrastructure	851,066	911,528
Other	3,029,635	2,990,462

Total	¥10,666,064	¥11,041,902

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,247,652	¥1,289,672
Other	1,357,387	1,308,733
Deferred tax liabilities	654,053	624,062
Allowance for off-balance sheet credit instruments	81,739	119,307
Accrued benefit cost (Note 13)	64,735	65,690
Guarantees and indemnifications	41,349	45,346
Cash collateral received for derivative transactions (Note 8)	1,158,053	844,234
Accrued and other liabilities	2,802,445	3,061,462

Total	¥7,407,413	¥7,358,506

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2018	2019
	(in billions)
Trading assets	¥29,008	¥29,392
Securities purchased under agreements to resell	8,525	10,718
Securities borrowed	14,431	15,416
Total assets	91,207	97,223
Deposits	17,043	19,948
Customer and other payables	20,709	21,431
Borrowings	20,713	21,165
Total liabilities	82,762	88,134
Noncontrolling interests	155	130

	2017	2018	2019
	(in billions)
Net revenues	¥3,939	¥4,354	¥4,365
Total non-interest expenses	2,871	3,133	3,170
Income from continuing operations before income taxes	1,068	1,221	1,195
Net income applicable to Morgan Stanley	730	759	944

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2018	2019
	(in billions)
Net loans	¥14,343	¥15,772
Total assets	26,008	28,910
Deposits	7,783	9,103
Total liabilities	21,209	23,423
Noncontrolling interests	1,009	1,135

	2017	2018	2019
	(in billions)
Total interest income	¥777	¥901	¥1,036
Total interest expense	252	329	430
Net interest income	525	572	606
Provision for credit losses	97	136	157
Income before income tax expense	147	337	205
Net income	97	229	135